SECURED CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 10, 2014 Subsequent Event [Member]	Apr. 30, 2014 Mr. Pollard, COO [Member]	Dec. 31, 2013 Mr. Pollard, COO [Member]	Mar. 31, 2014 Mr. Pollard, COO [Member]	Apr. 10, 2014 Mr. Pollard, COO [Member] Subsequent Event [Member]	Mar. 31, 2014 Mr. Ranew, Director [Member]	Dec. 31, 2013 Mr. Ranew, Director [Member]	Apr. 10, 2014 Mr. Ranew, Director [Member] Subsequent Event [Member]	Mar. 31, 2014 Tin Cup LLC [Member]	Sep. 30, 2013 Tin Cup LLC [Member]	Dec. 31, 2013 Officer and Director [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] acre	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Mr. Pollard, COO [Member]	Dec. 31, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] Mr. Ranew, Director [Member]
Short-term Debt [Line Items]
Secured convertible promissory notes							$ 300,000						$ 250,000		$ 2,000,000
Working interest															37.50%	37.50%	37.50%	75.00%
Promissory note, due date						Jan. 02, 2014				Jan. 02, 2014					Sep. 30, 2014
Effective annual rate						10.00%				10.00%					10.00%
Conversion price						$ 3.60				$ 3.60					$ 3.60
Convertible debt, terms of conversion feature															convertible into shares of the Company's common stock in whole or in part at a conversion price of $3.60 per share 6 months after issuance of the promissory note.
Current maturities of convertible notes	85,000	1,475,000													1,475,000				1,475,000
Accrued interest																			28,205
Proceeds from issuance of promissory note - related parties		600,000				300,000				300,000				600,000
Fee to be received on promissory note due date						7,500				7,500				15,000
Due date extension					May 02, 2014	Apr. 02, 2014		May 02, 2014		Apr. 02, 2014
Exended due date fees to be received						15,000				15,000
Working interest in property if property is not liquidated by note extended due date								5.625%
Amount of note converted into warrant				1,690,000							300,000
Note payable, related parties		600,000						300,000
Interest on related party note payable		22,808
Promissory notes conversion right, aggregate total intrinsic fair value		390
Total working interest per participation agreement																				75.00%	75.00%
Gross acres																			1,955
Number of producing wells																			13
Number of service wells																			9
Number of wellbores																			14
Warrants purchased in consideration for and cancellation of debt	1,390,000								300,000			190,000
Warrant term	2 years								2 years			2 years
Debt cancelled	$ 1,390,000								$ 300,000			$ 190,000